Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 8 – Intangible assets, net

Intangible assets consist of the following:

	December 31, 2022	December 31, 2021

Artwork trading platform	$797,568	$793,310
Software	933,732	902,313
Copyright	-	-
Less: accumulated amortization and impairment	(914,415)	(575,602)
Total	$816,885	$1,120,021

Amortization expenses for the years ended December 31, 2022, 2021 and 2020 was $333,135, $212,672 and $185,865 respectively.

The future amortization is as follows:

Twelve Months Ending December 31,	Estimated Amortization Expense

2023	$320,713
2024	196,955
2025	161,581
2026	136,099
2027	1,537
Total	$816,885